SHARE CAPITAL AND RESERVES - The continuity of share purchase options (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 Options $ / shares	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Option outstanding at the beginning				14,595,000	14,182,500
Option granted				2,647,500	1,756,500
Option exercised		(4,341,875)		(4,341,875)	(1,273,000)
Option cancelled/ forfeited/ expired				(40,125)	(71,000)
Option outstanding at the end				12,860,500	14,595,000	14,182,500
Option exercisable at the end				12,041,625	14,256,750
Weighted average exercise price, option outstanding at the beginning | $ / shares			$ 3.01		$ 2.36
Weighted average exercise price, option granted | $ / shares			5.72		5.39
Weighted average exercise price of stock option exercised | $ / shares			1.76		0.97
Weighted average exercise price, option cancelled/ forfeited/ expired | $ / shares			7.12		6.91
Weighted average exercise price, option outstanding at the end | $ / shares			4.01		3.01	$ 2.36
Weighted average exercise price, option exercisable at the end | $ / shares			3.85		$ 2.92
Weighted average contractual remaining life (years)	3 years 2 months 26 days				3 years 8 months 15 days	4 years 6 months 29 days
Weighted average contractual remaining life, option granted	4 years 11 months 4 days				4 years 4 months 17 days
Weighted average contractual remaining life, option exercisable at the end	3 years 1 month 24 days				3 years 8 months 15 days
Weighted average fair value of share purchase options exercised | $ / shares			1.27		$ 0.68
Weighted average share price of options exercised | $ / shares			6.36		8.84
Weighted average fair value of share purchase options granted | $ / shares			3.72		5.15
Exercise price of $0.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares					$ 0.15
Option outstanding at the beginning					75,000
Option exercised					(75,000)
Option outstanding at the end						75,000
Exercise price of $0.4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.40	$ 0.40	0.40	$ 0.40	$ 0.40
Option outstanding at the beginning				150,000	250,000
Option exercised					(100,000)
Option outstanding at the end				150,000	150,000	250,000
Option exercisable at the end				150,000	150,000
Exercise price of $0.5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	0.50	0.50	0.50	$ 0.50	$ 0.50
Option outstanding at the beginning				1,925,000	2,685,000
Option exercised				(200,000)	(760,000)
Option outstanding at the end				1,725,000	1,925,000	2,685,000
Option exercisable at the end				1,725,000	1,925,000
Exercise price of $1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	1.00	1.00	1.00	$ 1.00	$ 1.00
Option outstanding at the beginning				1,450,000	1,500,000
Option exercised				(1,350,000)	(50,000)
Option outstanding at the end				100,000	1,450,000	1,500,000
Option exercisable at the end				100,000	1,450,000
Exercise price of $1.075
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	1.075	1.075	1.075	$ 1.075	$ 1.075
Option outstanding at the beginning				200,000	225,000
Option exercised				(125,000)	(25,000)
Option outstanding at the end				75,000	200,000	225,000
Option exercisable at the end				75,000	200,000
Exercise price of $1.4
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	1.40	1.40	1.40	$ 1.40	$ 1.40
Option outstanding at the beginning				2,900,000	2,965,000
Option exercised				(1,775,000)	(65,000)
Option outstanding at the end				1,125,000	2,900,000	2,965,000
Option exercisable at the end				1,125,000	2,900,000
Exercise price of $2.07
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	2.07	2.07	2.07	$ 2.07	$ 2.07
Option outstanding at the beginning				115,000	215,000
Option exercised				(40,000)	(100,000)
Option outstanding at the end				75,000	115,000	215,000
Option exercisable at the end				75,000	115,000
Exercise price of $2.15
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	2.15	2.15	2.15	$ 2.15	$ 2.15
Option outstanding at the beginning				25,000	25,000
Option outstanding at the end				25,000	25,000	25,000
Option exercisable at the end				25,000	25,000
Exercise price of $4.1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	4.10	4.10	4.10	$ 4.10	$ 4.10
Option outstanding at the beginning				6,155,000	6,242,500
Option exercised				(850,000)	(87,500)
Option outstanding at the end				5,305,000	6,155,000	6,242,500
Option exercisable at the end				5,305,000	6,155,000
Exercise price of $6.79
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	6.79	6.79	6.79	$ 6.79	$ 6.79
Option outstanding at the beginning				1,294,250
Option granted					1,369,000
Option exercised				(1,875)	(10,500)
Option cancelled/ forfeited/ expired				(33,750)	(64,250)
Option outstanding at the end				1,258,625	1,294,250
Option exercisable at the end				1,168,625		1,118,000
Exercise price of $8.62
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	8.62	8.62	8.62	$ 8.62	$ 8.62
Option outstanding at the beginning				200,000
Option granted					200,000
Option outstanding at the end				200,000	200,000
Option exercisable at the end				200,000		200,000
Exercise price of $8.7
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	8.70	8.70	8.70	$ 8.70	$ 8.70
Option outstanding at the beginning				125,000
Option granted					125,000
Option outstanding at the end				125,000	125,000
Option exercisable at the end				50,000		12,500
Exercise price of $8.04
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	8.04	8.04	8.04	$ 8.04	$ 8.04
Option outstanding at the beginning				55,750
Option granted					62,500
Option cancelled/ forfeited/ expired				(750)	(6,750)
Option outstanding at the end				55,000	55,750
Option exercisable at the end				22,000	6,250
Exercise Price of $8.98
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	8.98	8.98	8.98	$ 8.98
Option granted				30,000
Option cancelled/ forfeited/ expired				(5,625)
Option outstanding at the end				24,375
Option exercisable at the end				7,500
Exercise Price of $5.75
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	5.75	5.75	5.75	$ 5.75
Option granted				340,000
Option outstanding at the end				340,000
Option exercisable at the end				169,000
Exercise Price of $5
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	5.00	5.00	5.00	$ 5.00
Option granted				20,000
Option outstanding at the end				20,000
Option exercisable at the end				10,000
Exercise Price of $5.68
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 5.68	$ 5.68	$ 5.68	$ 5.68
Option granted				2,257,500
Option outstanding at the end				2,257,500
Option exercisable at the end				1,834,500